Performance Management - iShares Infrastructure Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report. The Fund’s benchmarks are the MSCI World Index (Net) and the FTSE Developed Core Infrastructure 50/50 Index (Net).

Performance One Year or Less [Text]	As of the date of this Prospectus, the Fund does not have a full calendar year of performance information to report.